PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Australia 5.9%
Goodman Group, REIT	1,430,907	$29,789,959
NEXTDC Ltd.*	772,901	7,269,601
Region Group, REIT	4,734,000	7,914,551
Scentre Group, REIT	3,575,561	9,816,759
Stockland, REIT	2,642,882	7,911,129
Vicinity Ltd., REIT	1,794,451	3,372,395
		66,074,394
Belgium 1.7%
Aedifica SA, REIT	128,923	10,425,273
Warehouses De Pauw CVA, REIT	341,508	8,788,700
		19,213,973
Canada 2.4%
Chartwell Retirement Residences, UTS	1,024,000	16,501,166
Killam Apartment Real Estate Investment Trust, REIT	469,567	6,226,950
RioCan Real Estate Investment Trust, REIT	215,941	3,416,608
		26,144,724
France 2.7%
Klepierre SA, REIT	242,619	11,020,008
Unibail-Rodamco-Westfield, REIT	160,525	19,558,118
		30,578,126
Germany 1.2%
TAG Immobilien AG	583,328	9,321,215
Vonovia SE	157,602	3,823,528
		13,144,743
Hong Kong 3.2%
Hongkong Land Holdings Ltd.	595,234	4,826,601
Link REIT, REIT	2,219,318	11,062,176
Sun Hung Kai Properties Ltd.	582,365	9,140,132
Swire Properties Ltd.	3,541,936	10,787,224
		35,816,133
Japan 7.8%
GLP J-REIT, REIT	9,426	8,565,905
Invincible Investment Corp., REIT	3,453	1,323,279
Japan Excellent, Inc., REIT	4,592	4,151,686
Mitsubishi Estate Co. Ltd.	793,491	19,263,725
Mitsui Fudosan Accommodations Fund, Inc., REIT	12,859	9,907,218
Mitsui Fudosan Co. Ltd.	2,040,239	19,874,818
Nippon Building Fund, Inc., REIT	13,355	11,265,033
Orix JREIT, Inc., REIT	9,167	5,931,962
Sumitomo Realty & Development Co. Ltd.	293,902	6,587,619
		86,871,245
Singapore 2.9%
CapitaLand Ascendas REIT, REIT	3,650,476	7,311,823
CapitaLand Integrated Commercial Trust, REIT	2,426,822	4,709,825
City Developments Ltd.	1,732,232	10,594,214
Lendlease Global Commercial REIT, REIT	4,607,295	2,118,562

PGIM Global Real Estate Fund

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
UI Boustead REIT, REIT*	4,570,100	$2,850,856
UOL Group Ltd.	616,726	4,758,860
		32,344,140
Sweden 1.2%
Catena AB	125,696	5,221,943
Fastighets AB Balder (Class B Stock)*	1,516,332	8,299,232
		13,521,175
Switzerland 1.2%
PSP Swiss Property AG	55,783	10,064,146
Swiss Prime Site AG	22,707	3,703,515
		13,767,661
United Kingdom 3.7%
British Land Co. PLC (The), REIT	1,502,019	8,981,518
LondonMetric Property PLC, REIT	4,515,831	11,938,079
Segro PLC, REIT	572,860	7,483,103
Tritax Big Box REIT PLC, REIT	5,779,788	13,288,418
		41,691,118
United States 65.5%
Agree Realty Corp., REIT	224,977	17,503,211
Alexandria Real Estate Equities, Inc., REIT	10,198	524,687
American Healthcare REIT, Inc., REIT	539,599	30,001,704
Americold Realty Trust, Inc., REIT	1,364,236	19,222,085
AvalonBay Communities, Inc., REIT	59,188	10,985,885
Brixmor Property Group, Inc., REIT	431,991	13,612,036
BXP, Inc., REIT	279,253	19,581,220
Csquare, Inc.*(a)	439,360	8,769,626
CubeSmart, REIT	292,021	12,107,191
Curbline Properties Corp., REIT	548,833	16,816,243
Digital Realty Trust, Inc., REIT	201,891	38,060,491
Equinix, Inc., REIT	44,343	45,197,933
Equity Residential, REIT	243,969	16,211,740
Essential Properties Realty Trust, Inc., REIT	514,146	16,087,628
Extra Space Storage, Inc., REIT	153,584	22,736,575
First Industrial Realty Trust, Inc., REIT	362,229	23,849,157
FrontView REIT, Inc., REIT	363,237	7,388,241
Host Hotels & Resorts, Inc., REIT	252,389	6,342,536
Independence Realty Trust, Inc., REIT	1,337,911	22,249,460
Iron Mountain, Inc., REIT	233,753	28,592,667
Janus Living, Inc. (Class A Stock), REIT	394,636	11,921,954
Mid-America Apartment Communities, Inc., REIT	100,999	13,366,208
National Health Investors, Inc., REIT	53,157	4,074,484
National Healthcare Properties, Inc., REIT	500,387	7,650,917
NETSTREIT Corp., REIT	500,306	10,731,564
NNN REIT, Inc., REIT	486,153	23,101,990
Prologis, Inc., REIT	486,447	70,345,101
Public Storage, REIT	22,436	7,273,078
Realty Income Corp., REIT	158,149	10,100,977
Regency Centers Corp., REIT	262,091	21,043,286
Simon Property Group, Inc., REIT	188,792	43,303,221
SL Green Realty Corp., REIT	116,032	6,141,574
Smartstop Self Storage REIT, Inc., REIT	251,688	8,441,615
Sun Communities, Inc., REIT	22,325	2,756,691
Sunstone Hotel Investors, Inc., REIT	474,299	5,582,499
UDR, Inc., REIT	241,961	9,233,232

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Ventas, Inc., REIT			131,358	$12,283,287
Welltower, Inc., REIT			384,841	90,222,124
				733,414,118

Total Long-Term Investments (cost $834,842,996)				1,112,581,550
Short-Term Investments 0.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	7,940,149	7,940,149
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $2,449,028; includes $2,440,324 of cash collateral for securities on loan)(b)(wb)	2,450,989	2,449,028

Total Short-Term Investments (cost $10,389,177)				10,389,177

TOTAL INVESTMENTS 100.3% (cost $845,232,173)				1,122,970,727
Liabilities in excess of other assets (0.3)%				(3,458,529)

Net Assets 100.0%				$1,119,512,198

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,265,460; cash collateral of $2,440,324 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Global Real Estate Fund